OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

RCO V 2019-2 DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2019 to December 31, 2019.

Date of Report (Date of filing): February 6, 2020

Commission File Number of securitizer: _______

Central Index Key Number of securitizer: 0001801833

Ron McMahan, (562) 735-6555

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

____    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:_____________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ___________________

Name and telephone number, including area code, of the persons to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RCO V 2019-2 DEPOSITOR LLC

Date: February 6, 2020	By: /s/ Ron McMahan
Name: Ron McMahan
Title: Chief Executive Officer
(senior officer in charge of securitization of the depositor)